Oct. 28, 2026
The Short-Term Municipal Bond Portfolio | The Short-Term Municipal Bond Portfolio
Investment Objective
The investment objective of The Short-Term Municipal Bond Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital.
Fees and Expenses
The fee and expense tables below describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charges	None
Maximum Redemption Fee	None

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (based on asset allocations among Specialist Managers as of June 30, 2026, see “Advisory Services – Specialist Managers”)	0.13%
Other Expenses	0.17%
Total Annual Portfolio Operating Expenses*	0.30%
*	Total Annual Fund Operating Expenses have been restated to reflect current expenses as of June 30, 2026.

Example:

  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s Total Annual Operating Expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your cost would be:

1 Year	$31
3 Years	$97
5 Years	$169
10 Years	$381

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” investments in its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in the Total Annual Operating Expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover was 34% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in municipal bonds. The policy stated in the foregoing sentence is a fundamental policy and may not be changed without shareholder approval. Municipal bonds are debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax so that they will qualify to pay “exempt-interest dividends” (“Municipal Securities”). The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization (“Baa” or higher by Moody’s Investors Service, Inc., “BBB” or higher by S&P Global Ratings) or, if unrated, that are determined by the Specialist Manager to be of comparable quality. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Performance Bar Chart and Table

Performance. The chart and table below show how The Short-Term Municipal Bond Portfolio has performed, and how its performance has varied from year to year. The bar chart shows returns on a before-tax basis and gives some indication of risk by showing changes in the Portfolio’s yearly performance for each of the last ten full calendar years. The table accompanying the bar chart compares the Portfolio’s performance over time on a before and after-tax basis to that of a broad based market index and an index that more closely reflects the investments of the Portfolio. Of course, past performance, before and after taxes, does not indicate how the Portfolio will perform in the future.

Year-by-Year Total Returns as of 12/31*

* Results shown on a calendar year basis; the Portfolio’s fiscal year, however, is June 30.

The Portfolio’s before-tax return for the period from January 1, 2026 through September 30, 2026 (non-annualized) was ‑1.06%.
Best quarter:	4th Qtr. 2023	3.22%
Worst quarter:	1st Qtr. 2022	‑2.95%

Average Annual Total Returns (for the periods ended 12/31/25)
	One Year	Five Year	Ten Year
The Short-Term Municipal Bond Portfolio
– Before Taxes	3.59%	1.04%	1.26%
– After Taxes on Distributions	3.56%	1.00%	1.23%
– After Taxes on Distributions and Sale of Portfolio Shares	3.17%	1.18%	1.29%
Bloomberg 1‑3 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	3.66%	3.17%	1.58%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	4.25%	3.88%	2.34%

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Portfolio shares through tax-advantaged arrangements, such as qualified retirement plans.